TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,312	$ 7,125
Decrease related to settlement with tax authorities	0	(4,258)
Decrease related to expired tax years	(723)	0
Additions for prior year tax positions	162	2,115
Decrease for prior year tax positions	(244)	(1,428)
Additions for current year tax positions	2,927	1,758
Ending balance	$ 7,434	$ 5,312